Schedule of accrued expenses (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Salaries payable	$ 42,929	$ 36,360
Accrued expenses		4,714
Total	$ 42,929	$ 41,074